UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-10609
SMID-Cap Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

SMID-Cap Portfolio as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value

Air Freight & Logistics — 1.0%

Expeditors International of Washington, Inc.	21,230	$600,597

		$600,597

Capital Markets — 8.2%

Affiliated Managers Group, Inc.(1)	67,910	$2,832,526
SEI Investments Co.	172,960	2,111,842

		$4,944,368

Commercial Banks — 2.0%

City National Corp.	26,250	$886,462
Cullen/Frost Bankers, Inc.	6,490	304,640

		$1,191,102

Commercial Services & Supplies — 2.7%

Copart, Inc.(1)	53,830	$1,596,598

		$1,596,598

Construction & Engineering — 1.7%

Jacobs Engineering Group, Inc.(1)	25,830	$998,588

		$998,588

Containers & Packaging — 2.5%

AptarGroup, Inc.	47,490	$1,478,839

		$1,478,839

Distributors — 2.2%

LKQ Corp.(1)	92,390	$1,318,405

		$1,318,405

Diversified Consumer Services — 1.5%

Matthews International Corp., Class A	31,350	$903,193

		$903,193

Electrical Equipment — 2.0%

AMETEK, Inc.	38,210	$1,194,827

		$1,194,827

Electronic Equipment, Instruments & Components — 4.2%

Amphenol Corp., Class A	25,780	$734,472
Mettler Toledo International, Inc.(1)	23,360	1,199,069
National Instruments Corp.	31,860	594,189

		$2,527,730

Energy Equipment & Services — 3.8%

FMC Technologies, Inc.(1)	37,860	$1,187,668
Oceaneering International, Inc.(1)	30,790	1,135,227

		$2,322,895

Food Products — 1.0%

McCormick & Co., Inc.	20,780	$614,465

		$614,465

Gas Utilities — 2.2%

Energen Corp.	46,570	$1,356,584

		$1,356,584

Health Care Equipment & Supplies — 4.2%

DENTSPLY International, Inc.	61,000	$1,637,850
Varian Medical Systems, Inc.(1)	29,630	901,937

		$2,539,787

Health Care Providers & Services — 2.8%

Henry Schein, Inc.(1)	41,910	$1,676,819

		$1,676,819

Hotels, Restaurants & Leisure — 3.0%

Sonic Corp.(1)	182,390	$1,827,548

		$1,827,548

Household Durables — 1.4%

Mohawk Industries, Inc.(1)	29,330	$876,087

		$876,087

Household Products — 1.3%

Church & Dwight Co., Inc.	14,820	$774,049

		$774,049

See notes to financial statements

SMID-Cap Portfolio as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Insurance — 7.8%

Brown and Brown, Inc.	40,890	$773,230
HCC Insurance Holdings, Inc.	48,020	1,209,624
Markel Corp.(1)	9,677	2,747,107

		$4,729,961

IT Services — 1.8%

Total System Services, Inc.	77,550	$1,070,965

		$1,070,965

Life Sciences Tools & Services — 3.2%

Bio-Rad Laboratories, Inc., Class A(1)	20,680	$1,362,812
Covance, Inc.(1)	16,520	588,608

		$1,951,420

Machinery — 4.1%

Donaldson Co., Inc.	16,440	$441,250
Graco, Inc.	43,290	738,960
IDEX Corp.	60,600	1,325,322

		$2,505,532

Marine — 2.2%

Kirby Corp.(1)	50,130	$1,335,463

		$1,335,463

Media — 4.7%

John Wiley & Sons, Inc., Class A	34,320	$1,022,050
Morningstar, Inc.(1)	53,150	1,815,072

		$2,837,122

Personal Products — 2.3%

Alberto-Culver Co.	61,280	$1,385,541

		$1,385,541

Professional Services — 1.0%

CoStar Group, Inc.(1)	20,270	$613,167

		$613,167

Real Estate Management & Development — 1.2%

Forest City Enterprises, Inc., Class A	203,808	$733,709

		$733,709

Road & Rail — 2.2%

Landstar System, Inc.	40,240	$1,346,833

		$1,346,833

Software — 10.0%

ANSYS, Inc.(1)	53,780	$1,349,878
Blackbaud, Inc.	127,160	1,476,328
FactSet Research Systems, Inc.	19,130	956,309
Fair Isaac Corp.	85,950	1,209,316
Jack Henry & Associates, Inc.	65,550	1,069,776

		$6,061,607

Specialty Retail — 9.8%

Aaron Rents, Inc.	66,070	$1,761,426
CarMax, Inc.(1)	68,980	858,111
O’Reilly Automotive, Inc.(1)	52,600	1,841,526
Sally Beauty Holdings, Inc.(1)	105,320	598,218
Tiffany & Co.	40,820	880,079

		$5,939,360

Trading Companies & Distributors — 1.0%

Fastenal Co.	18,590	$597,761

		$597,761

Total Common Stocks
(identified cost $67,181,756)		$59,850,922

Total Investments — 99.0%
(identified cost $67,181,756)		$59,850,922

Other Assets, Less Liabilities — 1.0%		$606,666

Net Assets — 100.0%		$60,457,588

(1)	Non-income producing security.

See notes to financial statements

SMID-Cap Portfolio as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2009

Assets

Investments, at value (identified cost, $67,181,756)	$59,850,922
Cash	10,876,295
Dividends and interest receivable	24,106

Total assets	$70,751,323

Liabilities

Payable for investments purchased	$10,236,683
Payable to affiliate for investment adviser fee	32,212
Accrued expenses	24,840

Total liabilities	$10,293,735

Net Assets applicable to investors’ interest in Portfolio	$60,457,588

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$67,788,422
Net unrealized depreciation (computed on the basis of identified cost)	(7,330,834)

Total	$60,457,588

Statement of Operations

For the Six Months Ended
March 31, 2009

Investment Income

Dividends	$181,155
Interest	1,338

Total investment income	$182,493

Expenses

Investment adviser fee	$197,538
Trustees’ fees and expenses	1,164
Custodian fee	23,490
Legal and accounting services	12,687
Miscellaneous	862

Total expenses	$235,741

Deduct —
Waiver of investment adviser fee	$35,939
Allocation of expenses to the investment adviser and sub-adviser	14,446

Total expense reductions	$50,385

Net expenses	$185,356

Net investment loss	$(2,863)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(2,498,080)

Net realized loss	$(2,498,080)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(7,799,062)

Net change in unrealized appreciation (depreciation)	$(7,799,062)

Net realized and unrealized loss	$(10,297,142)

Net decrease in net assets from operations	$(10,300,005)

See notes to financial statements

SMID-Cap Portfolio as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	March 31, 2009	Year Ended
in Net Assets	(Unaudited)	September 30, 2008

From operations —
Net investment loss	$(2,863)	$(3,475)
Net realized gain (loss) from investment transactions	(2,498,080)	1,511,363
Net change in unrealized appreciation (depreciation) of investments	(7,799,062)	(4,243,385)

Net decrease in net assets from operations	$(10,300,005)	$(2,735,497)

Capital transactions —
Contributions	$37,759,660	$24,787,456
Withdrawals	(11,384,736)	(10,710,566)

Net increase in net assets from capital transactions	$26,374,924	$14,076,890

Net increase in net assets	$16,074,919	$11,341,393

Net Assets

At beginning of period	$44,382,669	$33,041,276

At end of period	$60,457,588	$44,382,669

See notes to financial statements

SMID-Cap Portfolio as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended	Year Ended September 30,
	March 31, 2009
	(Unaudited)	2008	2007	2006	2005	2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction(1)(2)	0.94%	0.95%	0.96%	1.23%	1.25%	1.28%
Net investment income (loss)	(0.01)%	(0.01)%	0.01%	(0.13)%	(0.31)%	(0.22)%
Portfolio Turnover	26%	42%	84%	34%	38%	28%

Total Return	(23.40)%	(6.46)%	16.70%	7.67%	17.42%	17.15%

Net assets, end of period (000’s omitted)	$60,458	$44,383	$33,041	$22,524	$22,763	$19,433

(1)	The investment adviser waived a portion of its investment advisory fee and/or subsidized certain operating expenses (equal to 0.26%, 0.22%, 0.27%, less than 0.01%, 0.01% and 0.01% of average daily net assets for the six months ended March 31, 2009 and the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

SMID-Cap Portfolio as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2009, Eaton Vance-Atlanta Capital SMID-Cap Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 93.0% and 3.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

SMID-Cap Portfolio as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended March 31, 2009, the adviser fee was 1.00% (annualized) of the Portfolio’s average daily net assets and amounted to $197,538. Prior to February 1, 2009, BMR and Atlanta Capital agreed to waive a portion of their respective investment advisory and sub-advisory fees so that the investment adviser fee would be equal to 0.80% annually of the Portfolio’s average daily net assets. For the six months ended March 31, 2009, BMR waived $25,061 of its adviser fee. Atlanta Capital, in turn, waived $18,796 of its sub-advisory fee. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker-dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2009, BMR waived $10,878 of its adviser fee. Atlanta Capital, in turn, waived $10,878 of its sub-advisory fee. In addition, pursuant to a voluntary expense reimbursement, BMR and Atlanta Capital were allocated $3,611 and $10,835, respectively, of the Portfolio’s operating expenses for the six months ended March 31, 2009.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $37,650,652 and $10,837,709, respectively, for the six months ended March 31, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,332,350

Gross unrealized appreciation	$1,986,522
Gross unrealized depreciation	(9,467,950)

Net unrealized depreciation	$(7,481,428)

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2009.

SMID-Cap Portfolio as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

6   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$59,850,922
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$59,850,922

The Portfolio held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

Eaton Vance-Atlanta Capital SMID-Cap Fund
SMID-Cap Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance-Atlanta Capital SMID-Cap Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	2,569,650	1,923
Thomas E. Faust Jr.	2,569,650	1,923
Allen R. Freedman	2,569,650	1,923
William H. Park	2,569,650	1,923
Ronald A. Pearlman	2,569,650	1,923
Helen Frame Peters	2,569,650	1,923
Heidi L. Steiger	2,569,650	1,923
Lynn A. Stout	2,569,650	1,923
Ralph F. Verni	2,569,650	1,923

Each nominee was also elected a Trustee of SMID-Cap Portfolio.

SMID-Cap Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Benjamin C. Esty	94%	0%
Thomas E. Faust Jr.	94%	0%
Allen R. Freedman	94%	0%
William H. Park	94%	0%
Ronald A. Pearlman	94%	0%
Helen Frame Peters	94%	0%
Heidi L. Steiger	94%	0%
Lynn A. Stout	94%	0%
Ralph F. Verni	94%	0%

Results are rounded to the nearest whole number.

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of SMID-Cap Portfolio (the “Portfolio”), the underlying Portfolio in which Eaton Vance-Atlanta Capital SMID-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), including the fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates, including the Sub-adviser, to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s and the Fund’s management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund and noted that in October 2006 the Adviser implemented additional waivers/ reimbursements with respect to the Portfolio.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fees charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

Eaton Vance-Atlanta Capital SMID-Cap Fund

OFFICERS AND TRUSTEES

Eaton Vance-Atlanta Capital SMID-Cap Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout
SMID-Cap Portfolio

Officers
Duncan W. Richardson
President

William O. Bell, IV
Vice President

Thomas E. Faust Jr.
Trustee and Vice President

W. Matthew Hereford
Vice President

Charles B. Reed
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Adviser of SMID-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio
Atlanta Capital Management Company, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital SMID-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617)482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital SMID-Cap Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1452-5/09	ASCSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: May 15, 2009

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: May 15, 2009